Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member] Preferred Class A [Member]	Preferred Stock [Member] Preferred Class B [Member]	Preferred Stock [Member] Preferred Class C [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jul. 31, 2019	$ 7,555				$ 6,559,185	$ (7,895,290)	$ (1,049,670)
Beginning balance, shares at Jul. 31, 2019	75,546,982
Beginning balance, shares at Jul. 31, 2019
Net income						(278,880)	(278,880)
Ending balance, value at Jul. 31, 2020	$ 7,555				6,559,185	(7,895,290)	$ (1,328,550)
Ending balance, shares at Jul. 31, 2020	75,546,982						75,546,982
Ending balance, shares at Jul. 31, 2020
Net income						36,267	$ 36,267
Ending balance, value at Jul. 31, 2021	$ 9,773		$ 30	$ 100	6,709,111	(7,859,023)	$ (1,140,009)
Ending balance, shares at Jul. 31, 2021	97,734,883						97,734,883
Ending balance, shares at Jul. 31, 2021			300,000	1,000,000
Conversion of convertible debt	$ 1,968				98,589		$ 100,557
Stock Issued During Period, Shares, Conversion of Convertible Securities	19,687,901
Shares issued for purchase of Kanab Corp			30		11,970		$ 12,000
Shares issued for purchase of Kanab Corp							300,000
Shares issued for loan commitment	$ 250				29,750		$ 30,000
Shares issued for loan commitment	2,500,000
Shares purchased				100			$ 100
Stock Issued During Period, Shares, New Issues							1,000,000
Warrants issued for advisory fees					$ 9,617		$ 9,617